Filed pursuant to Rule 497(e)
File Nos. 333-89822 and 811-21114

PROSHARES TRUST

(the “Trust”)

ProShares UltraPro Financials and ProShares UltraPro Short Financials (each, a “Fund” and together, the “Funds”)

Supplement dated November 4, 2015

to the Funds’ Statutory Prospectus dated October 1, 2015, as previously supplemented or amended (the “Prospectus”)

Effective November 4, 2015, all information pertaining to the Funds is hereby removed from the Prospectus. Please see the ProShares UltraPro Financial Select Sector and ProShares UltraPro Short Financial Select Sector Prospectus dated November 4, 2015 for information about the Funds.

Please retain this supplement for future reference.